Payroll costs, share based payments and management incentive schemes - Information About the Number of Persons Employed by the Company (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Information [Line Items]
Average number of employees	4,425	3,857	4,198
Production
Employee Information [Line Items]
Average number of employees	2,915	2,285	2,627
Administration, distribution & sales
Employee Information [Line Items]
Average number of employees	1,510	1,572	1,571